LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
2020	$ 1,626
2021	1,461
2022	1,314
2023	1,250
2024 and after	1,827
Total lease payments	7,478
Less imputed interest	(460)
Total	$ 7,018